License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License Agreements

9. License Agreements

Stanford University Agreement

On June 25, 2020, the Company entered into a Nonexclusive License Agreement for COVID-19 Related Technology, or the Stanford Agreement, with Stanford University, or Stanford. Under the Stanford Agreement, Stanford granted to the Company a nonexclusive license to Stanford’s rights in a licensed patent related to therapeutic applications for COVID-19 to make, have made, use, import, offer to sell, and sell licensed product. Under the Stanford Agreement, the Company was responsible for reimbursement of patent costs. To date, the Company incurred reimbursed patent costs expense in the amount of $23,247 of which $18,527 has been paid. There were no license or royalty fees under the Stanford Agreement, unless the Company exceeds a gross margin of 40% on the sale of licensed product in one or more Organization for Economic Cooperation and Development, or OECD, countries. At such time as the gross margin on the sale of licensed product in any OECD country exceeds 40% in a single calendar quarter, the parties will meet and determine appropriate additional financial consideration for Stanford, as well as the terms associated with such consideration. The Company may not sublicense under the Stanford Agreement.

The contract term was one year from March 3, 2021, with a potential one-year extension with Stanford’s consent, not to be unreasonably withheld, if the Company is meeting its milestone commitments. Milestone commitments include the Company diligently developing, manufacturing, and selling licensed product, diligently developing markets for licensed product, and initiating a Phase 2/3 or Phase 3 clinical trial for angiotensin 1-7 by March 3, 2022. Either party may terminate the Stanford Agreement in certain situations, including Stanford being able to terminate the Stanford Agreement if the Company is not diligently developing and commercializing licensed product or misses a milestone commitment. In addition, in the event of a change of control to that part of the Company’s business that exercises all of the rights granted under the Stanford Agreement, or if the Stanford Agreement is assigned to a third party, the Company will pay Stanford $100,000. On March 3, 2021, the Stanford Agreement was amended and restated so that Company’s subsidiary, Ocean Promise, Inc., became party to the license agreement, or the Restated Stanford Agreement. The Restated Stanford Agreement expired in accordance with its terms on March 3, 2022.

On April 14, 2022, The Company and Stanford entered into an Option whereas, Stanford grants Ocean a time-limited Option to acquire a nonexclusive license under the Licensed Patent in the Licensed Field of Use to make, have made, use, import, offer to sell and sell Licensed Product in the Licensed Territory. This Option does not give Ocean any right to sell or offer to sell Licensed Product prior to entering into a definitive License Agreement. The Option also specifically excludes use of any Licensed Product in humans. The Option expired on October 14, 2022. As of December 31, 2022, the Agreement is terminated.

Elkurt/Brown License Agreements

On July 31, 2020, the Company entered into four separate Exclusive License Agreements, or the Initial Brown License Agreements, with Elkurt, Inc., or Elkurt, a licensee of Brown University. On March 21, 2021, the Company and Elkurt amended each of the Initial Brown License Agreements. Elkurt is a company formed by our scientific co-founders and members of our Board of directors, Jack A. Elias, M.D., former Dean of Medicine and current Special Advisor for Health Affairs to Brown University, and Jonathan Kurtis, M.D., PhD, Chair of the Department of Pathology and Laboratory Medicine at Brown. Under the Initial Brown License Agreements, Elkurt grants us exclusive, royalty-bearing licenses to patent rights and nonexclusive, royalty-bearing licenses to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in certain fields. On August 31, 2021, the Initial Brown License Agreements were amended to extend the date after which Elkurt can terminate the license agreements if the Company has not raised at least $10 million in equity financing by April 1, 2022. On March 25, 2022, the Initial Brown License Agreements were amended to extend those termination dates to May 1, 2022. On July 1, 2022, the Company amended the Initial Brown License Agreements to extend the termination dates to November 1, 2022 and acknowledge the accounts payable due and terms of payment.

On July 2, 2022, the Company amended the Initial Brown License Agreements to extend the termination dates of the Commercialization Plan of the license agreements to an additional two years. On August 25, 2022, the Company amended the four Initial Brown License Agreements to extend the termination dates to November 1, 2023 and to extend the termination dates of the Commercialization Plan of the license agreements from an additional two years to three years. For each of the Initial Brown License Agreements and amendments, the Company is required to pay Elkurt a maintenance fee of $67,000 increased by interest at the rate of 1% per month from October 15, 2021 until paid. In addition, beginning on January 1, 2022 and each year thereafter until January 1, 2027, the Company is required to pay an annual License Maintenance Fee of $3,000. Beginning on January 1, 2028, and every year thereafter the annual License Maintenance Fee shall become $4,000 per year. Upon successful commercialization, the Company is required to pay Elkurt between 0.5% to 1.5% of net sales based on the terms under the Initial Brown License Agreements. In addition, the Company must pay Elkurt, under each of the Initial Brown License Agreements, 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. As of December 31, 2022, the Company recorded annual License Maintenance fees of $12,000.

The Company will also pay Elkurt developmental and commercialization milestone payments for each of the Initial Brown License Agreements ranging from $50,000 for the filing of an Investigational New Drug Application, or IND, or the equivalent outside of the United States, to $250,000 for enrollment of the first patient in a Phase 3 clinical trial in the United States or the equivalent outside of the United States. Ocean Biomedical is also responsible for reimbursement of patent costs. The Company recorded reimbursement of patent costs as general and administrative costs in the statements of operations as incurred. To date, the Company has incurred reimbursed patent costs expenses to Brown University in the amount of $340,190 of which $297,700 has been paid.

The contract term for each of the Initial Brown License Agreements and amendments continues until the later of the date on which the last valid claim expires or ten years. Either party may terminate each of the Initial Brown License Agreements in certain situations, including Elkurt being able to terminate the Initial Brown License Agreements at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then. For the oncology programs, three of the license agreements have been sublicensed to our subsidiary, Ocean Chitorx, Inc., and for the Fibrosis program, one license agreement has been sublicensed to our subsidiary, Ocean Chitofibrorx, Inc.

On September 13, 2022, the Company entered into an additional Exclusive License Agreement, or the Brown Anti-PfGARP Small Molecules License Agreement, with Elkurt, Inc., or Elkurt, a licensee of Brown University. Under the Brown Anti-PfGARP Small Molecules License Agreement, Elkurt grants the Company an exclusive, royalty-bearing license to patent rights and a nonexclusive, royalty-bearing license to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in the field of malaria research.

For the Brown Anti-PfGARP Small Molecules License Agreement, the Company is required to pay Elkurt an initial license fee of $70,000, payable in two installments of $35,000 each on April 1, 2023 and June 30, 2023. Beginning September 13, 2023, the Company is obligated to pay Elkurt an annual license maintenance fee equal to (a) $3,000 until September 13, 2027, and (b) thereafter, an annual license maintenance fee of $4,000. Upon successful commercialization, the Company is required to pay Elkurt 1.25% of net sales based on the terms under the Brown Anti- PfGARP Small Molecules License Agreement. In addition, the Company must pay Elkurt 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. We also are required to pay Elkurt $100,000 in the event that we or one of sublicensees sublicenses this technology to a major pharmaceutical company or if the license agreement or any sublicense agreement for this technology is acquired by a major pharmaceutical company. A major pharmaceutical company is one that is publicly traded, with market capitalization of at least $5 billion and has been engaged in drug discovery, development, production and marketing for no less than 5 years. As of December 31, 2022, for this Small Molecules License Agreement, no license fees have been recorded in the Company’s consolidated financial statements.

The Company will also pay Elkurt developmental and commercialization milestone payments pursuant to the Brown Anti-PfGARP Small Molecules License Agreement ranging from $50,000 for the filing of an IND, or the equivalent outside of the United States, to $250,000 for enrollment of the first patient in a Phase 3 clinical trial in the United States or the equivalent outside of the United States. Ocean Biomedical is also responsible for reimbursement of patent costs.

The contract term for the Brown Anti-PfGARP Small Molecules License Agreement continues until the later of the date on which the last valid claim expires or ten years. Either party may terminate the Brown Anti-PfGARP Small Molecules License Agreement in certain situations, including Elkurt being able to terminate the Brown Anti-PfGARP Small Molecules License Agreement at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then.

Elkurt/Rhode Island Agreement

On January 25, 2021, the Company entered into an Exclusive License Agreement, or the Rhode Island License Agreement, with Elkurt, Inc., or Elkurt, a licensee of Rhode Island Hospital. On April 1, 2021, September 10, 2021, March 25, 2022, July 1, 2022 and August 26, 2022, the Company and Elkurt amended the Rhode Island License Agreement. Under the Rhode Island License Agreement, as amended, Elkurt grants the Company an exclusive, royalty-bearing license to patent rights and a nonexclusive, royalty-bearing license to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in a certain field. The termination date is November 1, 2023.

For the Rhode Island License Agreement, the Company is required to pay Elkurt $110,000, due within 45 days of an equity financing of at least $10 million or November 1, 2023, whichever comes first, and beginning on January 1, 2022, an additional $3,000 annual maintenance fee thereafter, until January 1, 2028, at which point the annual maintenance fee will become $4,000 per year. The Company is also required to pay Elkurt 1.5% of net sales under the Rhode Island License Agreement. In addition, the Company must pay Elkurt 25% of all nonroyalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. The Company will also pay Elkurt developmental and commercialization milestone payments under the Rhode Island Agreement, ranging from $50,000 for the filing of an IND, or the equivalent outside of the United States, to $250,000 for enrollment of the first patient in a Phase 3 clinical trial in the United States or the equivalent outside of the United States. To date, the Company has incurred total reimbursed patent costs expenses to Rhode Island Hospital in the amount of $386,598 of which $131,986 has been paid.

The contract term for the Rhode Island License Agreement began February 1, 2020 and will continue until the later of the date on which the last valid claim expires or fifteen years. Either party may terminate the License Agreement in certain situations, including Elkurt being able to terminate the license agreement at any time and for any reason by November 1, 2023, if the Company has not raised at least $10 million in equity financing by then. Currently, the Rhode Island License Agreement is still in effect and the license agreement has been sublicensed to the Company’s subsidiary, Ocean Sihoma, Inc.

Teton Therapeutics, Inc.

On April 15, 2020, the Company entered into an Exclusive License Agreement (the “Teton License Agreement”) with Teton Therapeutics, Inc. (“Teton”). In February 25, 2021, the Company amended and restated this agreement in order to assign the program to a new subsidiary in the future. Pursuant to the Teton License Agreement, the Company obtained from Teton an exclusive license under certain patent rights, or the Teton Patents, and under certain data, expression and purification methods, information and other know-how, or the Teton Know-How, in each case relating to therapies for neurofibromatosis type 1 and 2 and schwannomatosis. Under such licenses that the Company obtained from Teton, or the Teton Licenses, the Company has the right to make, has made, market, offer for sale, use and sell in the field of therapeutics for each of neurofibromatosis type 1 and 2 and schwannomatosis on a worldwide basis any products or services that are either covered by the Teton Patents or incorporates or otherwise utilizes any Teton Know-How, or any materials that are sold in conjunction with any such products or services, in each such case, a Teton Product. The Company intends to form a subsidiary that will house this program, or the Ocean Teton Subsidiary.

Under the Teton License Agreement, after the date the Company forms the Ocean Teton Subsidiary, or the Ocean Teton Assignment Date, the Ocean Teton Subsidiary will develop and commercialize Teton Products in accordance with the development and commercialization plan, which will be mutually agreed upon with Teton.

In consideration for the rights conveyed by Teton under the Teton License Agreement, after the Ocean Teton Assignment Date, the Ocean Teton Subsidiary is obligated to reimburse Teton for all documented, out-of-pocket expenses incurred by Teton before the Teton Assignment Date, which expenses are $42,000. If the Company or the Ocean Teton Subsidiary, as applicable, grant any sublicenses under the Teton Licenses, the Company or the Ocean Teton Subsidiary, as applicable, are obligated to pay to Teton sublicense fees that are calculated on a tiered basis as a percentage of sublicense income including royalties and non-cash consideration, which percentage will differ based on whether the sublicense is executed prior to the fifth anniversary, between the fifth and eighth anniversary, or after the eighth anniversary of the effective date of the Teton License, with the percentage in each case in the low-double digits. The Ocean Teton Subsidiary is also required to issue to each of Teton and a certain group of its research personnel a number of shares of its stock representing ten percent (10%) of its outstanding capital stock on a fully diluted basis.

Under the Teton License Agreement, Teton retains control of the preparation, filing, prosecution and maintenance of the Teton Patents. The Ocean Teton Subsidiary is responsible for reimbursing Teton for all documented, out-of-pocket expenses incurred in performing such patent-related activities after the Teton Assignment Date but during the term of the Teton License Agreement.

Unless earlier terminated, the Teton License Agreement will terminate in its entirety upon the later of (a) the expiration of the last to expire valid claim of the Teton Patents covering any Teton Product, or (b) 20 years. The Company or the Ocean Teton Subsidiary, as applicable, may terminate the Teton License Agreement in its entirety at any time for convenience. Either party may terminate the Teton License Agreement in its entirety for the other party’s uncured material breach after an opportunity for the other party to cure such material breach. Teton may terminate the Teton License Agreement in its entirety immediately upon notice if the Company or the Ocean Teton Subsidiary notifies Teton that it has not elected to pursue development of the licensed rights or upon 30 days’ notice if the Ocean Teton Subsidiary fails to commence certain studies within a certain number of years after the assignment date to the Ocean Teton Subsidiary. Teton may also terminate the Teton License Agreement for the Company’s or the Ocean Teton Entity’s insolvency. If the Teton License Agreement is terminated by either party for any reason, the Teton Licenses will terminate and all rights thereunder will revert to Teton.

Licensing Agreements [Member] | Ocean Biomedical Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License Agreements

Note 9. License Agreements

Elkurt/Brown License Agreements

On July 31, 2020, the Company entered into four separate Exclusive License Agreements (the “Initial Brown License Agreements”) with Elkurt, Inc.(“Elkurt”), a licensee of Brown University. On March 21, 2021, the Company and Elkurt amended each of the Initial Brown License Agreements. Elkurt is a company formed by our scientific co-founders and members of our Board, Jack A. Elias, M.D., former Dean of Medicine and current Special Advisor for Health Affairs to Brown University, and Jonathan Kurtis, M.D., PhD, Chair of the Department of Pathology and Laboratory Medicine at Brown University. Under the Initial Brown License Agreements, Elkurt grants us exclusive, royalty-bearing licenses to patent rights and nonexclusive, royalty-bearing licenses to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in certain fields. On August 31, 2021, the Initial Brown License Agreements were further amended to extend the date after which Elkurt can terminate the license agreements if the Company has not raised at least $10 million in equity financing by April 1, 2022. On March 25, 2022, the Initial Brown License Agreements were further amended to extend those termination dates to May 1, 2022. On July 1, 2022, the Initial Brown License Agreements were further amended to extend the termination dates to November 1, 2022 and acknowledge the accounts payable due and terms of payment.

On July 2, 2022, the Initial Brown License Agreements were further amended to extend the termination dates of the Commercialization Plan of the license agreements to an additional two years. On August 25, 2022, the Initial Brown License Agreements were further amended to extend the termination dates to November 1, 2023 and to extend the termination dates of the commercialization plan of the license agreements from an additional two years to three years. For each of the Initial Brown License Agreements, as amended, the Company is required to pay Elkurt a maintenance fee of $67,000 increased by interest at the rate of 1% per month from October 15, 2021 until paid. In addition, beginning on January 1, 2022 and each year thereafter until January 1, 2027, the Company is required to pay an annual license maintenance fee of $3,000. Beginning on January 1, 2028, and every year thereafter the annual license maintenance fee shall become $4,000 per year. Upon successful commercialization, the Company is required to pay Elkurt between 0.5% to 1.5% of net sales based on the terms of each Initial Brown License Agreement. In addition, the Company must pay Elkurt, under each of the Initial Brown License Agreements, 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. As of March 31, 2023, the Company recorded annual license maintenance fees of $12,000, and license fees of $268,000.

The Company will also pay Elkurt developmental and commercialization milestone payments for each of the Initial Brown License Agreements ranging from $50,000 for the filing of an Investigational New Drug Application (“IND”), or the equivalent outside of the United States, to $250,000 for enrollment of the first patient in a Phase 3 clinical trial in the United States or the equivalent outside of the United States. Ocean Biomedical is also responsible for reimbursement of patent costs. The Company recorded reimbursement of patent costs as general and administrative costs in the statements of operations as incurred. As of March 31, 2023, the Company has incurred reimbursed patent costs expenses to Brown University in the amount of $345,437, of which $297,700 has been paid.

The contract term for each of the Initial Brown License Agreements, as amended, continues until the later of the date on which the last valid claim expires or ten years. Either party may terminate each of the Initial Brown License Agreements in certain situations, including Elkurt being able to terminate the Initial Brown License Agreements at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then. For the oncology programs, three of the license agreements have been sublicensed to our subsidiary, Ocean ChitoRx Inc, and for the fibrosis program, one license agreement has been sublicensed to our subsidiary, Ocean ChitofibroRx Inc.

On September 13, 2022, the Company entered into an additional Exclusive License Agreement (the “Brown Anti-PfGARP Small Molecules License Agreement”) with Elkurt. Under the Brown Anti-PfGARP Small Molecules License Agreement, Elkurt grants the Company an exclusive, royalty-bearing license to patent rights and a nonexclusive, royalty-bearing license to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in the field of malaria research.

For the Brown Anti-PfGARP Small Molecules License Agreement, the Company is required to pay Elkurt an initial license fee of $70,000, payable in two installments of $35,000 each on April 1, 2023 and June 30, 2023. Beginning September 13, 2023, the Company is obligated to pay Elkurt an annual license maintenance fee equal to (a) $3,000 until September 13, 2027, and (b) thereafter, an annual license maintenance fee of $4,000. Upon successful commercialization, the Company is required to pay Elkurt 1.25% of net sales based on the terms under the Brown Anti- PfGARP Small Molecules License Agreement. In addition, the Company must pay Elkurt 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. The Company also is required to pay Elkurt $100,000 in the event that the Company or one of its sublicensees sublicenses this technology to a major pharmaceutical company or if the license agreement or any sublicense agreement for this technology is acquired by a major pharmaceutical company. A major pharmaceutical company is one that is publicly traded, with market capitalization of at least $5 billion and has been engaged in drug discovery, development, production and marketing for no less than 5 years. As of March 31, 2023, for this Brown Anti-PfGARP Small Molecules License Agreement, no license fees have been recorded in the Company’s condensed consolidated financial statements.

The Company will also pay Elkurt developmental and commercialization milestone payments pursuant to the Brown Anti-PfGARP Small Molecules License Agreement ranging from $50,000 for the filing of an IND, or the equivalent outside of the United States, to $250,000 for enrollment of the first patient in a Phase 3 clinical trial in the United States or the equivalent outside of the United States. The Company is also responsible for reimbursement of patent costs.

The contract term for the Brown Anti-PfGARP Small Molecules License Agreement continues until the later of the date on which the last valid claim expires or ten years. Either party may terminate the Brown Anti-PfGARP Small Molecules License Agreement in certain situations, including Elkurt being able to terminate the Brown Anti-PfGARP Small Molecules License Agreement at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then.

Elkurt/Rhode Island Agreement

On January 25, 2021, the Company entered into an Exclusive License Agreement (the “Rhode Island License Agreement”) with Elkurt, a licensee of Rhode Island Hospital. On April 1, 2021, September 10, 2021, March 25, 2022, July 1, 2022 and August 26, 2022, the Company and Elkurt amended the Rhode Island License Agreement. Under the Rhode Island License Agreement, as amended, Elkurt grants the Company an exclusive, royalty-bearing license to patent rights and a nonexclusive, royalty-bearing license to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in a certain field.

For the Rhode Island License Agreement, the Company is required to pay Elkurt $110,000, due within 45 days of an equity financing of at least $10 million or November 1, 2023, whichever comes first, and beginning on January 1, 2022, an additional $3,000 annual maintenance fee thereafter, until January 1, 2028, at which point the annual maintenance fee will become $4,000 per year. The Company is also required to pay Elkurt 1.5% of net sales under the Rhode Island License Agreement. In addition, the Company must pay Elkurt 25% of all nonroyalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. The Company will also pay Elkurt developmental and commercialization milestone payments under the Rhode Island License Agreement, ranging from $50,000 for the filing of an IND, or the equivalent outside of the United States, to $250,000 for enrollment of the first patient in a Phase 3 clinical trial in the United States or the equivalent outside of the United States. To date, the Company has incurred total reimbursed patent costs expenses to Rhode Island Hospital in the amount of $432,393 of which $131,986 has been paid. As of March 31, 2023, the Company recorded an expense for the annual license maintenance fee of $3,000, and the initial license fee of $110,000.

The contract term for the Rhode Island License Agreement began February 1, 2020 and will continue until the later of the date on which the last valid claim expires or fifteen years. Either party may terminate the Rhode Island License Agreement in certain situations, including Elkurt being able to terminate the license agreement at any time and for any reason by November 1, 2023, if the Company has not raised at least $10 million in equity financing by then. The Rhode Island License Agreement has been sublicensed to the Company’s subsidiary, Ocean Sihoma Inc.